(Vanguard STAR Fund Participant) (Vanguard STAR Fund, Vanguard STAR Fund - Investor Shares)	12 Months Ended
Oct. 31, 2013
Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.34%